Acquisitions and disposals - Acquisitions (Details) - Mar. 29, 2018 - Vodafone And Qatar Foundation L.L.C € in Millions, ر.ق in Millions	EUR (€)	QAR (ر.ق)	EUR (€)
Disposals
Proportion of Ownership Transferred	51.00%
Consideration received for transfer of ownership (in Percent)		ر.ق 1,350	€ 299
net gain on disposal	€ 113